Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Outstanding borrowings under the credit facility	Our outstanding borrowings under the credit facility at December 31, 2012 and 2011, respectively, were:

	December 31,
	2012	2011
	(in thousands)
Revolving loan facility	$128,285	$66,270